LICENSE AND SECURITIES PURCHASE AGREEMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023
License And Securities Purchase Agreements [Line Items]
Consideration received	$ 29.6
License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Upfront Payment	15.0
Development and regulatory entitled amount	49.0
Sales milestone amount	$ 197.0
Initial royalty term	15 years
Consideration received	$ 17.6
Revenue recognition		$ 3.6		$ 9.5
Purchase Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Aggregate American depositary shares	6,829,137
Purchase price per ADS	$ 2.136
Proceeds from sale or issue of treasury shares	$ 14.6
Share issue related costs	0.9
Consideration received	12.0
Costs related to share purchase agreement	$ 0.7
SCM license [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition			$ 2.0
SCM support services [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition					$ 0.1
PDAC performance obligation [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition				$ 15.5
Minimum [Member] | License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Royalties eligible margin	10.00%
Maximum [Member] | License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Royalties eligible margin	20.00%